Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
U.S. GOVERNMENT MONEY MARKET FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)
Average Annual Return, Percent	3.84%	3.16%		2.02%
U.S. GOVERNMENT SELECT MONEY MARKET FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)
Average Annual Return, Percent	3.84%	3.22%		2.05%
SMALL CAP CORE FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SMALL CAP CORE FUND (CLASS I/NSGRX)
Average Annual Return, Percent	22.55%	5.28%		9.84%
SMALL CAP CORE FUND - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SMALL CAP CORE FUND (CLASS K/NSCKX)
Average Annual Return, Percent	22.63%	5.38%		9.90%
HIGH YIELD FIXED INCOME FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)
Average Annual Return, Percent	7.47%	4.10%		5.72%
CORE BOND FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CORE BOND FUND (SHARES/NOCBX)
Average Annual Return, Percent	4.27%	0.29%		1.65%
SHORT BOND FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SHORT BOND FUND (SHARES/BSBAX)
Average Annual Return, Percent	4.33%	2.12%		2.19%
GLOBAL TACTICAL ASSET ALLOCATION FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)
Average Annual Return, Percent	13.68%	5.24%		6.44%
MULTI MANAGER HIGH YIELD OPPORTUNITY FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)
Average Annual Return, Percent	6.27%	4.07%		5.74%
SMALL CAP INDEX FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SMALL CAP INDEX FUND (SHARES/NSIDX)
Average Annual Return, Percent	25.82%	3.71%		9.75%
U.S. QUALITY ESG FUND - CLASS - I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. QUALITY ESG FUND (CLASS I/NUEIX)
Average Annual Return, Percent	15.46%	10.19%	12.55%
U.S. QUALITY ESG FUND - CLASS - K
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. QUALITY ESG FUND (CLASS K/NUESX)
Average Annual Return, Percent	15.53%	10.29%	12.92%
SMALL CAP VALUE FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SMALL CAP VALUE FUND (SHARES/NOSGX)
Average Annual Return, Percent	22.93%	6.02%		8.08%
INTERMEDIATE TAX-EXEMPT FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)
Average Annual Return, Percent	4.54%	0.82%		1.75%
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)
Average Annual Return, Percent	23.97%	8.11%		7.57%
INCOME EQUITY FUND - SHARES
Average Annual Return [Line Items]
Line Graph and Table Measure Name	INCOME EQUITY FUND (SHARES/NOIEX)
Average Annual Return, Percent	19.56%	12.49%		12.68%
INTERNATIONAL EQUITY FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	INTERNATIONAL EQUITY FUND (SHARES/NOIGX)
Average Annual Return, Percent	30.15%	10.97%		8.82%
FIXED INCOME FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FIXED INCOME FUND (SHARES/NOFIX)
Average Annual Return, Percent	4.88%	0.59%		2.04%
U.S. GOVERNMENT FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. GOVERNMENT FUND (SHARES/NOUGX)
Average Annual Return, Percent	2.99%	0.48%		1.05%
STOCK INDEX FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOCK INDEX FUND (SHARES/NOSIX)
Average Annual Return, Percent	17.75%	11.98%		14.05%
TAX-EXEMPT FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TAX-EXEMPT FUND (SHARES/NOTEX)
Average Annual Return, Percent	4.51%	0.36%		1.76%
CALIFORNIA TAX-EXEMPT FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)
Average Annual Return, Percent	4.20%	0.46%		1.76%
ARIZONA TAX-EXEMPT FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)
Average Annual Return, Percent	3.93%	0.39%		1.58%
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)
Average Annual Return, Percent	4.31%	0.54%		1.55%
ULTRA-SHORT FIXED INCOME FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)
Average Annual Return, Percent	4.53%	3.38%		2.68%
ULTRA-SHORT FIXED INCOME FUND - SIEBERT WILLIAMS SHANK
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)
Average Annual Return, Percent	4.43%	3.36%		2.67%
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)
Average Annual Return, Percent	3.07%	2.28%		1.82%
MULTI-MANAGER GLOBAL REAL ESTATE FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)
Average Annual Return, Percent	6.54%	0.95%		3.23%
ACTIVE M EMERGING MARKETS EQUITY FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)
Average Annual Return, Percent	37.73%	4.81%		8.11%
WORLD SELECTION INDEX FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WORLD SELECTION INDEX FUND (CLASS I/NSRIX)
Average Annual Return, Percent	19.95%	10.08%		11.73%
WORLD SELECTION INDEX FUND - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WORLD SELECTION INDEX FUND (CLASS K/NSRKX)
Average Annual Return, Percent	20.05%	10.14%		11.77%
LIMITED TERM TAX-EXEMPT FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)
Average Annual Return, Percent	3.46%	1.31%		1.53%
LIMITED TERM U.S. GOVERNMENT FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)
Average Annual Return, Percent	3.54%	1.11%		1.26%
BOND INDEX FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BOND INDEX FUND (SHARES/NOBOX)
Average Annual Return, Percent	4.26%	0.25%		1.58%
ACTIVE M INTERNATIONAL EQUITY FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)
Average Annual Return, Percent	24.66%	9.04%		9.51%
EMERGING MARKETS EQUITY INDEX FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)
Average Annual Return, Percent	32.01%	3.73%		7.65%
LARGE CAP CORE FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LARGE CAP CORE FUND (SHARES/NOLCX)
Average Annual Return, Percent	21.93%	13.58%		13.69%
MID CAP INDEX FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MID CAP INDEX FUND (SHARES/NOMIX)
Average Annual Return, Percent	17.24%	6.81%		10.44%
INTERNATIONAL EQUITY INDEX FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)
Average Annual Return, Percent	23.14%	8.45%		8.65%
LARGE CAP VALUE FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LARGE CAP VALUE FUND (SHARES/NOLVX)
Average Annual Return, Percent	18.20%	9.93%		10.71%
GLOBAL REAL ESTATE INDEX FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)
Average Annual Return, Percent	10.39%	2.14%		3.46%
RUSSELL 3000 INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RUSSELL 3000® INDEX
Average Annual Return, Percent	18.09%	10.87%		13.72%
BLOOMBERG UNIVERSAL INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BLOOMBERG UNIVERSAL INDEX
Average Annual Return, Percent	4.64%	0.65%		2.11%
BLOOMBERG U.S. AGGREGATE BOND INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BLOOMBERG U.S. AGGREGATE BOND INDEX
Average Annual Return, Percent	4.35%	0.31%		1.70%
MSCI ALL COUNTRY WORLD INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ALL COUNTRY WORLD INDEX
Average Annual Return, Percent	20.01%	9.49%		11.33%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RUSSELL 1000® INDEX
Average Annual Return, Percent	17.74%	11.34%	13.41%	13.97%
BLOOMBERG U.S. MUNICIPAL BOND INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BLOOMBERG U.S. MUNICIPAL BOND INDEX
Average Annual Return, Percent	4.29%	0.84%		2.16%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® INDEX
Average Annual Return, Percent	17.80%	12.06%		14.16%
MSCI WORLD EX USA INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD EX USA INDEX
Average Annual Return, Percent	22.99%	8.40%		8.66%
BLOOMBERG GLOBAL AGGREGATE BOND INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BLOOMBERG GLOBAL AGGREGATE BOND INDEX
Average Annual Return, Percent	4.24%	(1.47%)		0.58%
MSCI EMERGING MARKETS INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EMERGING MARKETS INDEX
Average Annual Return, Percent	29.55%	3.69%		7.80%
MSCI WORLD INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD INDEX
Average Annual Return, Percent	18.90%	10.27%		11.80%
MSCI WORLD EX USA IMI INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD EX USA IMI INDEX
Average Annual Return, Percent	23.84%	7.96%		8.56%
MSCI EAFE INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE INDEX
Average Annual Return, Percent	21.27%	7.91%		8.38%
RUSSELL 2000 INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RUSSELL 2000® INDEX
Average Annual Return, Percent	25.72%	3.77%		9.88%
BLOOMBERG U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BLOOMBERG U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX
Average Annual Return, Percent	7.01%	4.22%		6.12%
BLOOMBERG 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BLOOMBERG 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX
Average Annual Return, Percent	3.96%	2.04%		2.02%
BLENDED INDEX 60 MSCI ALL COUNTRY WORLD INDEX AND 40 BLOOMBERG U.S. AGGREGATE BOND INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BLENDED INDEX - 60% MSCI ALL COUNTRY WORLD INDEX AND 40% BLOOMBERG U.S. AGGREGATE BOND INDEX
Average Annual Return, Percent	13.62%	5.87%		7.60%
ICE BofA U.S. HIGH YIELD CONSTRAINED INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. HIGH YIELD CONSTRAINED INDEX
Average Annual Return, Percent	6.90%	4.19%		6.04%
RUSSELL 2000® VALUE INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RUSSELL 2000® VALUE INDEX
Average Annual Return, Percent	28.09%	5.79%		9.61%
BLOOMBERG MUNICIPAL 1-15 YEAR INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BLOOMBERG MUNICIPAL 1-15 YEAR INDEX
Average Annual Return, Percent	4.48%	1.17%		2.10%
S&P GLOBAL INFRASTRUCTURE INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P GLOBAL INFRASTRUCTURE INDEX
Average Annual Return, Percent	25.85%	11.14%		8.43%
BLOOMBERG INTERMEDIATE U.S. GOVERNMENT BOND INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BLOOMBERG INTERMEDIATE U.S. GOVERNMENT BOND INDEX
Average Annual Return, Percent	3.98%	1.00%		1.53%
BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX
Average Annual Return, Percent	4.27%	0.83%		2.09%
BLOOMBERG ARIZONA MUNICIPAL BOND INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BLOOMBERG ARIZONA MUNICIPAL BOND INDEX
Average Annual Return, Percent	4.07%	0.73%		1.98%
BLOOMBERG CALIFORNIA INTERMEDIATE MUNICIPAL BOND INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BLOOMBERG CALIFORNIA INTERMEDIATE MUNICIPAL BOND INDEX
Average Annual Return, Percent	4.44%	0.92%		1.85%
ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX
Average Annual Return, Percent	3.67%	2.58%		2.05%
ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX
Average Annual Return, Percent	2.98%	2.14%		1.64%
ICE BofA 1-3 YEAR U.S. MUNICIPAL SECURITIES INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 YEAR U.S. MUNICIPAL SECURITIES INDEX
Average Annual Return, Percent	3.25%	1.63%		1.59%
75% ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX AND 25% ICE BofA 1-3 YEAR U.S. MUNICIPAL SECURITIES INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	75% ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX AND 25% ICE BofA 1-3 YEAR U.S. MUNICIPAL SECURITIES INDEX
Average Annual Return, Percent	3.05%	2.01%		1.63%
FTSE EPRA NAREIT DEVELOPED INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA NAREIT DEVELOPED INDEX
Average Annual Return, Percent	8.97%	1.82%		2.83%
MSCI WORLD SELECTION INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD SELECTION INDEX
Average Annual Return, Percent	19.61%	9.93%		11.57%
BLOOMBERG 1-5 YEAR BLEND MUNICIPAL BOND INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BLOOMBERG 1-5 YEAR BLEND MUNICIPAL BOND INDEX
Average Annual Return, Percent	3.66%	1.38%		1.69%
BLOOMBERG 1-5 YEAR U.S. GOVERNMENT INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BLOOMBERG 1-5 YEAR U.S. GOVERNMENT INDEX
Average Annual Return, Percent	3.88%	1.44%		1.68%
S&P MIDCAP 400® INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MIDCAP 400® INDEX
Average Annual Return, Percent	17.35%	6.92%		10.58%
RUSSELL 1000 VALUE INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RUSSELL 1000® VALUE INDEX
Average Annual Return, Percent	15.87%	9.43%		10.58%
MSCI ACWI IMI CORE REAL ESTATE INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI CORE REAL ESTATE INDEX
Average Annual Return, Percent	9.50%	1.61%		3.01%